Investment Objectives and Goals	Apr. 24, 2026
M International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – M INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
M Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – M LARGE CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
M Capital Appreciation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – M CAPITAL APPRECIATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
M Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – M LARGE CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.